Additional Notes - Summary of Sensitivity Analysis of Foreign Exchange Rate (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign Exchange Rates [Line Items]
Derivative financial instruments unrealized gross gain loss	€ 0
Increase of Euro 10% [Member]
Foreign Exchange Rates [Line Items]
Foreign Exchange, Sensitivity Analysis	39,300,000	€ 16,800,000	€ (8,700,000)
Decrease Euro 10% [Member]
Foreign Exchange Rates [Line Items]
Foreign Exchange, Sensitivity Analysis	€ (48,000,000.0)	(25,600,000)	10,400,000
Currency risk [member]
Foreign Exchange Rates [Line Items]
Derivative financial instruments unrealized gross gain loss		€ 0	€ 400,000